Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible assets

24.	Intangible assets
24.1.	By class of assets
	Rights and Concessions (*)	Software	Goodwill	Total
Balance at January 1, 2022	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Addition	898	181	−	1,079
Capitalized borrowing costs	−	11	−	11
Write-offs	(12)	(6)	−	(18)
Transfers	(11)	(1)	−	(12)
Signature Bonuses Transfers (**)	(1,177)	−	−	(1,177)
Amortization	(4)	(73)	−	(77)
Impairment recognition	−	(1)	−	(1)
Translation adjustment	134	20	2	156
Balance at December 31, 2022	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Estimated useful life in years	(***)	5	Indefinite

Balance at January 1, 2021	14,714	210	24	14,948
Cost	14,803	1,245	24	16,072
Accumulated amortization and impairment	(89)	(1,035)	−	(1,124)
Addition	106	165	−	271
Capitalized borrowing costs	−	5	−	5
Write-offs	(12)	(3)	−	(15)
Transfers	(94)	3	−	(91)
Signature Bonuses Transfers (**)	(11,629)	−	−	(11,629)
Amortization	(6)	(54)	−	(60)
Impairment reversal	−	1	−	1
Translation adjustment	(384)	(19)	(2)	(405)
Balance at December 31, 2021	2,695	308	22	3,025
Cost	2,744	1,321	22	4,087
Accumulated amortization and impairment	(49)	(1,013)	−	(1,062)
Estimated useful life in years	(***)	5	Indefinite
(*) It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
(**) Transfer to PP&E relating to Sépia, Atapu and Itapu in 2022 (Búzios in 2021).
(***) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

24.2.	ANP Bidding Result

Sudoeste de Sagitário, Água Marinha e Norte de Brava Blocks - 1st Cycle of Permanent Offer for Production Sharing

On December 16, 2022, Petrobras acquired the right to explore and produce oil and natural gas in Sudoeste de Sagitário, Água Marinha and Norte de Brava blocks in the 1st Cycle of Permanent Offer for Production Sharing, carried out by the ANP. The total amount of signature bonuses to be paid by Petrobras is US$ 140 (R$ 729 million), which the Company expects to pay in the first quarter of 2023, to be accounted for as intangible assets.

The Sudoeste de Sagitário block was acquired with Shell Brasil, which will have a 40% interest, while Petrobras will be the operator with a 60% interest.

The Água Marinha block was acquired in partnership with TotalEnergies EP (30%), Petronas (20%), and QatarEnergy (20%), while Petrobras will be the operator with a 30% interest.

The Norte de Brava block was entirely acquired by Petrobras.

24.3.	Surplus volumes of Transfer of Rights Agreement

Atapu and Sépia

On April 27, 2022, Petrobras signed the Production Sharing Contract for the surplus volume of the Transfer of Rights Agreement related to the Atapu field, in partnership with Shell Brasil Petróleo Ltda (Shell, 25%) and TotalEnergies EP Brasil Ltda. (TotalEnergies, 22.5%), and related to the Sépia field in consortium with TotalEnergies (28%), Petronas Petróleo Brasil Ltda. (Petronas, 21%) and QP Brasil Ltda. (QP, 21%), according to the results of the Second Bidding Round for the Surplus Volume of the Transfer of Rights Agreement in the Production Sharing regime, which was held on December 17, 2021.

Also on April 27, 2022, the Company signed the Co-participation Agreements and the Amendments to the Agreement for the Individualization of Atapu and Sépia Production (AIPs), which are necessary to manage the coexisting deposits of the Transfer of Rights Agreement and the Production Sharing Contract (related to the surplus volume) of these areas.

The compensation to Petrobras for Atapu and Sépia, including an estimate of the gross-up of the taxes levied, pursuant to Ordinance No. 8 of April 19, 2021 of the MME, were paid by the partners in April 2022, totaling US$ 2,093 for Atapu and US$ 3,059 for Sépia.

The agreements became effective on May 2, 2022, when Pré-Sal Petróleo S.A. (PPSA) confirmed there was no settlement pending for this transaction, in accordance with the provisions of Ordinance No. 519 of May 21, 2021 of the MME.

On the same date, a partial write-off of the assets associated with these fields was carried out, in exchange for the financial compensation, resulting in a transaction similar to a sale.

The signature bonus corresponding to the Company's participation in the Production Sharing Contract was US$ 416 for Atapu and US$ 424 for Sépia.

Since these agreements relate to the surplus volume of fields with technical and commercial feasibility already identified, the signature bonuses paid by the Company in the first quarter of 2022, totaling US$ 840, were transferred from intangible assets to property, plant and equipment after the Co-participation Agreements came into effect.

The Company accounted for an additional US$ 129 gain corresponding to the difference between the estimate and the final calculation of the gross-up of taxes levied on the gain on the transfer of assets to the Production Sharing regime, as provided for in the mentioned ordinance (US$ 60 for Atapu and US$ 69 for Sépia). These amounts were paid to Petrobras in July 2022.

Additionally, as established in Ordinance No. 8 of April 19, 2021, between 2022 and 2032, whenever the price of Brent oil reaches an annual average ranging from US$ 40.00 to US$ 70.00, an earn out is due to Petrobras, for which the Company expects to receive a maximum of US$ 5,244.

In 2022, the Company recognized part of this contingent asset related to the Earn Out for the years 2022 and 2023, in the amount of US$ 693, within other income and expenses, considering that the inflow of economic benefits is virtually certain, of which: (i) US$ 384, received in January 2023, as set out in Note 37; and (ii) US$ 309 expected to be received in 2024.

Such earn outs are due as of the last business day of January of the subsequent year.

The total gain in this operation, including the earn out for 2022, was US$ 3,552 (US$ 1,242 for Atapu and US$ 2,310 for Sépia), accounted for within other income and expenses.

Búzios

On November 6, 2019, the ANP held the Bidding Round for the Surplus Volume of the Transfer of Rights Agreement, when the Company acquired a 90% interest in the exploration and production rights of the surplus volume of Búzios field, in the pre-salt layer of Santos basin, in partnership with CNODC Brasil Petróleo e Gás Ltda. - CNODC (5%) and CNOOC Petroleum Brasil Ltda. - CNOOC (5%).

Expenses incurred by Petrobras in the ordinary operations of the bidding area for the benefit of the consortium, made prior to the start of the Búzios Co-participation Agreement and not included in the total compensation amount, in the updated amount of US$ 58 (R$ 319 million), were reimbursed to Petrobras by the partners CNODC and CNOOC in February 2022.

In addition, on March 4, 2022, Petrobras signed an agreement with its partner CNOOC for the transfer of 5% of its interest in the Production Sharing Contract for the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, in the pre-salt layer of the Santos basin, to this company. The agreement results from the call option exercised by CNOOC on September 29, 2021.

On November 24, 2022, Petrobras received US$ 1,953 referring to the compensation and reimbursement of the signature bonus of CNOOC's additional interest, including adjustments provided for in the contract up to the closing date. On November 30, 2022, the operation was closed with the signature of the amendment to the Production Sharing Contract by the Ministry of Mines and Energy. The agreement entered into force on December 1, 2022.

The total gain in this operation was US$ 735 accounted for within other income and expenses.

After the transaction becomes effective, Petrobras hold an 85% interest in the Production Sharing Contract of the Surplus Volume of the Transfer of Rights Agreement of the Búzios field, CNOOC hold a 10% interest and CNODC a 5% interest. The total participation in this Búzios Co-participation Agreement, including the portions of the Transfer of Rights Agreement and of the BS-500 Concession Agreement (100% of Petrobras) is 88.99% of Petrobras, 7.34% of CNOOC and 3.67% of CNODC.

24.4.	Exploration rights returned to the Brazilian Agency of Petroleum, Natural Gas and Biofuels - Agência Nacional de Petróleo, Gás Natural e Biocombustíveis (ANP)

In 2022, there were no basins returned to the ANP. In 2021, 3 exploration areas in Santos and Potiguar basins were returned to the ANP, totaling US$ 3.

Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus is reclassified to property, plant and equipment at their full value. While they are registered in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the technical and commercial feasibility of the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

If exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.